Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and Buildings	Fixtures and Fittings	Plant and Equipment	Under Construction	Total
Cost

At 1 January 2019	$2,180	$2,314	$14,140	$3,312	$21,946

Additions	188	581	2,409	7,542	10,720
Transfers	602	216	(88)	(730)	—
Acquisition of subsidiaries	—	—	633	—	633
Disposals	—	(29)	(209)	—	(238)
Exchange differences	84	33	402	308	827

At 31 December 2019	3,054	3,115	17,287	10,432	33,888

Accumulated Depreciation
At 1 January 2019	442	1,266	3,178	—	4,886

Charge for the period	478	622	2,681	—	3,781
Transfers	110	108	(218)	—	—
Disposals	—	(17)	(126)	—	(143)
Exchange differences	37	35	151	—	223

At 31 December 2019	1,067	2,014	5,666	—	8,747

Carrying Amount
At 31 December 2019	$1,987	$1,101	$11,621	$10,432	$25,141
Cost

At January 1, 2020	$3,054	$3,115	$17,287	$10,432	$33,888

Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319

At December 31, 2020	7,106	4,146	44,802	45,865	101,919

Accumulated Depreciation
At January 1, 2020	1,067	2,014	5,666	—	8,747

Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555

At December 31, 2020	2,059	2,636	10,142	—	14,837

Carrying Amount
At December 31, 2020	$5,047	$1,510	$34,660	$45,865	$87,082

	Land and Buildings	Fixtures and Fittings	Plant and Equipment	Under Construction	Total
Cost

At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919

Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)

At December 31, 2021	34,524	9,653	112,676	47,260	204,113

Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837

Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)

At December 31, 2021	4,705	5,937	20,074	—	30,716

Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397